Nature of the Business	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business	Nature of the Business
Autolus Therapeutics plc (the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is a public limited company incorporated in England and Wales. On June 22, 2018, the Company completed its initial public offering ("IPO") of American Depositary Shares (“ADSs”). In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares, including 1,323,529 ADSs pursuant to the underwriters’ option to purchase additional ADSs, at a public offering price of $17.00 per ADS. Net proceeds were $156.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.
On April 15, 2019, the Company completed an underwritten public offering of 4,830,000 ADSs representing 4,830,000 ordinary shares, at a public offering price of $24.00 per ADS, which includes an additional 630,000 ADSs issued upon the exercise in full of the underwriters’ option to purchase additional ADSs.  Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $108.8 million.

        On January 27, 2020, the Company completed an underwritten public offering of 7,250,000 ADSs representing 7,250,000 ordinary shares, at a public offering price of $11.00 per ADS.  Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $74.0 million.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including pre-clinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.
The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $32.0 million and $28.5 million for the three months ended June 30, 2020 and 2019, respectively, and $61.9 million and $55.7 million for the six months ended June 30, 2020 and 2019. In addition, the Company had an accumulated deficit of $299.1 million and $237.2 million as of June 30, 2020 and December 31, 2019, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all. The Company believes the cash on hand at June 30, 2020 of $212.0 million will be sufficient to fund the Company’s operations for at least twelve months from the issuance of these financial statements.
COVID-19

        In December 2019, a novel strain of coronavirus, SARS-CoV-2, which causes coronavirus disease 2019, or COVID-19, surfaced in Wuhan, China. Since then, COVID-19 has spread across the world to almost every country, including the United Kingdom, the United States and many other European countries. In March 2020, our global workforce transitioned to working remotely with the exception of clinical trial-related activities that required lab-based activity or manufacturing. We implemented protocols and procedures to ensure the safety of our employees working on site, including requirements to wear personal protective equipment and conduct, temperature checks at entry and the Company has offered COVID-19 testing to any employee with symptoms or at suspected risk of exposure to the virus. In June, the Company started to reopen its laboratories and offices based on a phased approach that is principles-based and local in design, with a focus on continuity of patient treatment, employee safety and optimal work environment. We are continuing with the measures and policies described above and have implemented a booking system for office and lab access to control and limit occupancy in line with social distancing guidelines and to ensure we can efficiently track activity and contact trace, if needed.

The Company is tracking COVID-19 developments in Europe and the United States closely for their potential impact on the Company's clinical trial sites, logistics and supply chain to ensure we can maintain clinical trial conduct and data integrity. As the patients in our trials are severely immune suppressed as a consequence of their underlying disease and the treatment they receive, the Company is monitoring not only the COVID-19 dynamic but also other transmissible infectious diseases, in particular influenza.

The Company is not aware of any specific event or circumstance that has impacted on our operations in a manner which would require us to update our estimates, judgments or revise the carrying value of our assets or liabilities during the three and six months ended June 30, 2020. However, these estimates may change, as new events occur and additional information is obtained, relating to COVID-19 or otherwise. Changes in estimates would be recognized in the consolidated financial statements as soon as they become known.